Consolidated Statements Of Equity - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	APIC	AOCI	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Total Stockholders’ Equity	Noncontrolling Interest	Stockholders' Equity, Total Cumulative Effect, Period of Adoption, Adjustment
Balance, shares at Dec. 31, 2017			185,233
Balance, value at Dec. 31, 2017	$ 1,478,682		$ 1,852	$ 1,629,130	$ 16,496	$ (601,238)		$ 1,046,240	$ 432,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares			3,997
Dividend reinvestment plan (DRIP), value	44,071		$ 40	44,031				44,071
Share repurchases, shares			(4,884)
Share repurchases, value	(53,758)		$ (49)	(53,709)				(53,758)
Change in unrealized value on interest swaps	(4,156)				(4,134)			(4,134)	(22)
Dividends, Common Stock, Cash	(129,945)					(129,945)		(129,945)
Distributions to noncontrolling interests	(28,661)								(28,661)
Share-based compensation, shares			5
Share-based compensation, value	5,098			1,783				1,783	3,315
Issuance of common stock for acquisition, shares			95,452
Issuance of common stock for acquisitions, value	1,054,745		$ 955	1,053,790
Other	154			154				154	0
Net (loss) income	46,975					39,138		39,138	7,837
Balance, shares at Dec. 31, 2018			279,803
Balance, value at Dec. 31, 2018	$ 2,412,897	$ (528)	$ 2,798	2,674,871	12,362	(692,045)	$ (528)	1,997,986	414,911	$ (528)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.67
Dividend reinvestment plan (DRIP), shares			6,086
Dividend reinvestment plan (DRIP), value	$ 67,427		$ 60	67,367				67,427
Share repurchases, shares			(3,311)
Share repurchases, value	(35,963)		$ (33)	(35,930)				(35,963)
Change in unrealized value on interest swaps	(38,274)				(33,124)			(33,124)	(5,150)
Dividends, Common Stock, Cash	(191,147)					(191,147)		(191,147)
Distributions to noncontrolling interests	(30,444)								(30,444)
Share-based compensation, shares			65
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation, value	7,716			2,051				2,052	5,664
Conversion of noncontrolling interests, shares			1,888
Conversion of noncontrolling interests, value			$ 19	20,880				20,899
Reallocation of operating partnership interests									(20,899)
Issuance of common stock for acquisition, shares			4,516
Issuance of common stock for acquisitions, value	49,936		$ 45	49,891				49,936
Net (loss) income	(72,826)					(63,532)		(63,532)	(9,294)
Balance, shares at Dec. 31, 2019			289,047
Balance, value at Dec. 31, 2019	$ 2,168,794		$ 2,890	2,779,130	(20,762)	(947,252)		1,814,006	354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.67
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Dividend reinvestment plan (DRIP), shares			1,436
Dividend reinvestment plan (DRIP), value	$ 15,940		$ 14	15,926				15,940
Dividends, Common Stock, Cash	(48,809)					(48,809)		(48,809)
Distributions to noncontrolling interests	(7,105)								(7,105)
Conversion of noncontrolling interests, shares			118
Conversion of noncontrolling interests, value			$ 1	1,304				1,305
Reallocation of operating partnership interests									(1,305)
Net (loss) income	11,199					9,769		9,769	1,430
Balance, shares at Mar. 31, 2020			290,416
Balance, value at Mar. 31, 2020	$ 2,093,806		$ 2,903	2,793,803	(58,552)	(986,292)		1,751,862	341,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.17
Stock Repurchased During Period, Shares			(288)
Stock Repurchased During Period, Value	$ (2,700)		$ (3)	(2,697)				(2,700)
Change in unrealized value on interest rate swaps	(43,364)				(37,790)			(37,790)	(5,574)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			103
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation expense	(149)			140				141	(290)
Balance, shares at Dec. 31, 2019			289,047
Balance, value at Dec. 31, 2019	2,168,794		$ 2,890	2,779,130	(20,762)	(947,252)		1,814,006	354,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan (DRIP), shares			1,436
Dividend reinvestment plan (DRIP), value	15,940		$ 14	15,926				15,940
Share repurchases, shares			(13,746)
Share repurchases, value	(80,398)		$ (138)	(80,260)				(80,398)
Change in unrealized value on interest swaps	(33,820)				(29,469)			(29,469)	(4,351)
Dividends, Common Stock, Cash	(57,011)					(57,011)		(57,011)
Distributions to noncontrolling interests	(8,255)								(8,255)
Share-based compensation, shares			109
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture			$ 2
Share-based compensation, value	5,861			3,708				3,710	2,151
Conversion of noncontrolling interests, shares			2,990
Conversion of noncontrolling interests, value			$ 30	18,056				18,086
Reallocation of operating partnership interests				(3,442)	2,075			(1,367)	(18,086)
Noncontrolling Interest, Decrease from Deconsolidation									(1,367)
Issuance of common stock for acquisitions, value	0
Other	644			644				644	0
Net (loss) income	5,462					4,772		4,772	690
Balance, shares at Dec. 31, 2020			279,836
Balance, value at Dec. 31, 2020	$ 2,015,929		$ 2,798	2,739,358	(52,306)	(999,491)		1,690,359	325,570
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.19
Dividend reinvestment plan (DRIP), shares			842
Dividend reinvestment plan (DRIP), value	$ 7,368		$ 8	7,360				7,368
Dividends, Common Stock, Cash	(23,767)					(23,767)		(23,767)
Distributions to noncontrolling interests	(3,319)								(3,319)
Other	29			29		0		29	0
Net (loss) income	117					103		103	14
Balance, shares at Mar. 31, 2021			280,746
Balance, value at Mar. 31, 2021	$ 2,009,406		$ 2,807	2,746,891	(41,695)	$ (1,023,155)		1,684,848	324,558
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common distributions declared	$ 0.085
Stock Repurchased During Period, Shares			(73)
Stock Repurchased During Period, Value	$ (123)		$ 0	(123)				(123)
Change in unrealized value on interest rate swaps	12,120				$ 10,611			10,611	1,509
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			141
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture			$ 1
Share-based compensation expense	$ 1,110			$ 325				$ 326	$ 784